Other assets and liabilities	6 Months Ended
Jun. 30, 2023
Other Assets And Liabilities
Other assets and liabilities

16.	Other assets and liabilities

Assets	06.30.2023	12.31.2022
Escrow account and/ or collateral	1,056	1,087
Advances to suppliers	1,536	1,561
Prepaid expenses	482	363
Derivatives transactions	87	54
Assets related to E&P partnerships	108	71
Others	236	194
	3,505	3,330
Current	1,505	1,777
Non-current	2,000	1,553

Liabilities	06.30.2023	12.31.2022
Obligations arising from divestments	1,451	1,355
Contractual retentions	706	601
Advances from customers	565	906
Provisions for environmental expenses, research and development and fines	818	674
Other taxes	357	293
Unclaimed dividends	300	241
Derivatives transactions	48	147
Others	741	756
	4,986	4,973
Current	2,825	3,001
Non-current	2,161	1,972